SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of assumptions used to determine estimated fair value of options	The following assumptions were used.

	As of December 31,
Grant date	2018	2019	2020
Risk-free interest rate	3.42%-3.78%	3.20%	—
Volatility	53.40%-56.20%	54.60%	—
Dividend yield	—	—	—
Exercise multiples	2.2	2.2-2.8	—
Life of options (in years)	10	10	—
Fair value of underlying ordinary shares	4.5-12.7	72.1	—

Summary of options activities

A summary of options activities during the year ended December 31, 2020 is presented below:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2020	8,473,127	0.01	23.96	8.62	1,934,139

Granted	—	—	—
Exercised	622,263	0.01	29.31

Options outstanding at December 31, 2020	7,850,864	0.01	23.53	7.61	3,973,335

Options vested and expected to vest as of December 31, 2020	7,850,864	0.01	23.53	7.61	3,973,335

Options exercisable as of December 31, 2020	749,377	0.01	7.17	6.65	379,261

Summary of the RSUs activity
A summary of the RSUs activity during the year ended December 31, 2020 is presented below:

RSUs
Unvested balance at January 1, 2020	767,060
Granted	1,717,143
Vested	184,921

Unvested balance at December 31, 2020	2,299,282